Investments Accounted for Using Equity Method - Market Prices of Investments Accounted for Using Equity Method in Publicly Traded Stocks Calculated by Closing Price at End of Reporting Period (Detail) - Level 1 [member] - TWD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 30,638.8	$ 26,089.4
Global Unichip Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	11,905.4	3,665.0
Xintec Inc. [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 9,180.8	$ 3,622.2